VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	France: 5.7%
37,191	(1) L'Oreal S.A.	$ 9,625,442	2.8
9,760	(1) LVMH Moet Hennessy Louis Vuitton SE	3,579,497	1.0
45,078	Pernod Ricard SA	6,398,209	1.9
		19,603,148	5.7

	Germany: 5.0%
156,876	SAP SE	17,514,897	5.0

	Italy: 0.6%
302,248	Davide Campari-Milano SpA	2,167,532	0.6

	Netherlands: 3.1%
124,776	Heineken NV	10,588,989	3.1

	United Kingdom: 17.9%
286,886	British American Tobacco PLC	9,772,824	2.8
206,194	Experian PLC	5,730,394	1.7
373,264	Reckitt Benckiser Group PLC	28,433,543	8.2
151,633	Relx PLC (EUR Exchange)	3,241,877	0.9
392,088	Relx PLC (GBP Exchange)	8,368,094	2.4
131,206	Unilever PLC	6,616,728	1.9
		62,163,460	17.9

	United States: 66.1%
173,938	Abbott Laboratories	13,725,448	4.0
90,808	Accenture PLC	14,825,314	4.3
106,451	Automatic Data Processing, Inc.	14,549,723	4.2
188,266	Baxter International, Inc.	15,285,317	4.4
55,008	Becton Dickinson & Co.	12,639,188	3.6
213,555	Coca-Cola Co.	9,449,809	2.7
98,079	Danaher Corp.	13,575,114	3.9
18,036	Factset Research Systems, Inc.	4,701,625	1.3
76,414	Fidelity National Information Services, Inc.	9,294,999	2.7
127,929	Fox Corp. - Class A	3,022,962	0.9
71,074	Fox Corp. - Class B	1,626,173	0.5
204,615	Microsoft Corp.	32,269,832	9.3
16,578	Moody's Corp.	3,506,247	1.0
82,006	Nike, Inc. - Class B	6,785,176	2.0
399,918	Philip Morris International, Inc.	29,178,017	8.4
79,607	Procter & Gamble Co.	8,756,770	2.5
38,905	Thermo Fisher Scientific, Inc.	11,033,458	3.2
114,228	Visa, Inc. - Class A	18,404,415	5.3
57,603	Zoetis, Inc.	6,779,297	1.9
		229,408,884	66.1

	Total Common Stock
	(Cost $293,020,313)	341,446,910	98.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
6,441,341	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $6,441,341)	$ 6,441,341	1.9

	Total Short-Term Investments
	(Cost $6,441,341)	6,441,341	1.9

	Total Investments in Securities (Cost $299,461,654)	$ 347,888,251	100.3
	Liabilities in Excess of Other Assets	(1,003,744)	(0.3)
	Net Assets	$ 346,884,507	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Staples	34.9%
Information Technology	30.8
Health Care	21.0
Industrials	5.0
Consumer Discretionary	3.0
Financials	2.4
Communication Services	1.3
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
France	$ –	$ 19,603,148	$ –	$ 19,603,148
Germany	–	17,514,897	–	17,514,897
Italy	–	2,167,532	–	2,167,532
Netherlands	–	10,588,989	–	10,588,989
United Kingdom	–	62,163,460	–	62,163,460
United States	229,408,884	–	–	229,408,884
Total Common Stock	229,408,884	112,038,026	–	341,446,910
Short-Term Investments	6,441,341	–	–	6,441,341
Total Investments, at fair value	$ 235,850,225	$ 112,038,026	$ –	$ 347,888,251

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $300,011,500.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 71,262,664
Gross Unrealized Depreciation	(23,387,668)
Net Unrealized Appreciation	$ 47,874,996